SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Income Tax Disclosure [Abstract]
VAT	$ 746,638	$ 938,643
Income taxes	2,212,596	2,238,075
Dividend withholding	89,755	88,128
Other	12,182	3,570
Total	$ 3,061,171	$ 3,268,416